Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Share capital
Assumptions used for fair value of warrants

	June 2, 2025	February 24, 2025
Share price	$1.50	$0.75
Expected volatility	160.46%	156.08%
Risk-free interest rate	2.62%	2.62%
Expected average life	3.00	3.00
Exercise price	$1.82	$1.10

Schedule of activity of company's share options

	2025		2024
	Number of	Weighted average	Number of	Weighted average
	options	exercise price	options	exercise price
		$		$
Balance outstanding, beginning of year	10,452,237	0.14	9,139,737	0.13
Granted	10,245,000	1.57	1,850,000	0.20
Exercised	(2,162,500)	0.25	(250,000)	0.09
Expired	(1,300,000)	0.17	(250,000)	0.12
Forfeited	(50,000)	1.78	(37,500)	0.10
Balance outstanding, end of year	17,184,737	0.97	10,452,237	0.14
Balance exercisable, end of year	11,017,237	0.45	8,791,612	0.14

Assumptions used for fair value of options granted

	2025	2024
Average share price at date of grant	$1.57	$0.20
Expected dividends	—	—
Expected volatility	164.9%	145.38%
Risk-free interest rate	3.10%	3.25%
Expected average life	9.76	7.39
Average exercise price at date of grant	$1.57	$0.20
Average fair value at measurement date	$1.69	$0.18

Disclosure of outstanding and exercisable options

	Exercise	2025
Expiry date	price	Outstanding	Exercisable
	$
March 1, 2026	1.78	50,000	50,000
March 31, 2026	0.08	300,000	200,000
June 30, 2026	0.10	300,000	300,000
September 24, 2026	1.56	75,000	75,000
January 25, 2027	0.14	500,000	500,000
August 23, 2028	0.265	500,000	500,000
October 25, 2028	0.24	80,000	75,000
February 14, 2029	0.225	500,000	375,000
December 17, 2030	0.05	300,000	300,000
December 23, 2030	0.065	750,000	750,000
February 2, 2031	0.14	2,500,000	2,500,000
June 20, 2031	0.11	500,000	125,000
July 21, 2033	0.07	1,109,737	959,737
February 18, 2035	0.44	700,000	—
March 19, 2035	0.69	3,820,000	3,820,000
May 12, 2035	0.58	300,000	56,250
June 26, 2035	1.78	900,000	225,000
September 2, 2035	1.14	100,000	6,250
September 25, 2035	1.56	300,000	—
October 5, 2035	1.57	300,000	—
November 9, 2035	3.50	100,000	—
November 24, 2035	2.89	3,000,000	—
December 17, 2035	4.02	200,000	200,000
		17,184,737	11,017,237

Movement of share purchase warrants

The Company’s warrants movement for year ended December 31, 2025, are as follows:

	Number of	Weighted average
	warrants	exercise price
		$
Balance outstanding, beginning of year	16,050,000	0.17
Granted	22,319,999	1.36
Exercised	(30,389,999)	0.77
Balance outstanding, end of year	7,980,000	1.22